Document and Entity Information	Dec. 01, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	NEW YORK COMMUNITY BANCORP INC
Amendment Flag	true
Entity Central Index Key	0000910073
Document Type	8-K/A
Document Period End Date	Dec. 01, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-31565
Entity Tax Identification Number	06-1377322
Entity Address, Address Line One	102 Duffy Avenue
Entity Address, City or Town	Hicksville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11801
City Area Code	(516)
Local Phone Number	683-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On December 1, 2022, New York Community Bancorp, Inc., a Delaware corporation (“NYCB”), filed a Current Report on Form 8-K (the “Original Report”) to report that, effective as of December 1, 2022, before the opening of business, NYCB completed its acquisition of Flagstar Bancorp, Inc., a Michigan corporation (“Flagstar”), pursuant to the Agreement and Plan of Merger, dated April 24, 2021, by and among NYCB, 615 Corp., a Delaware corporation and a direct, wholly-owned subsidiary of NYCB (“Merger Sub”), and Flagstar, as amended by Amendment No. 1 to the Original Agreement, dated as of April 26, 2022 (“Amendment No. 1”), by and among NYCB, Merger Sub and Flagstar, and as further amended by Amendment No. 2 to the Original Agreement, dated as of October 27, 2022 (“Amendment No. 2,” and the Original Agreement, as amended by Amendment No. 1 and Amendment No. 2, the “Merger Agreement”), by and among NYCB, Merger Sub and Flagstar. At the closing, (i) Merger Sub merged with and into Flagstar (the “Merger”), with Flagstar as the surviving entity, and (ii) immediately thereafter, Flagstar merged with and into NYCB, with NYCB as the surviving entity. This amendment to the Original Report (the “Amendment”) is being filed to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	NYCB
Security Exchange Name	NYSE
Bifurcated Option Notes Unit Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	Bifurcated Option Note Unit SecuritiES SM
Trading Symbol	NYCB PU
Security Exchange Name	NYSE
Fixed To Floating Rate Series A Noncumulative Perpetual Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value
Trading Symbol	NYCB PA
Security Exchange Name	NYSE